Virtus SGA Global Growth Fund,

a series of Virtus Equity Trust

Supplement dated June 30, 2022, to the Summary Prospectus and the Virtus Equity Trust

Statutory Prospectus, each dated January 28, 2022, as supplemented

Important Notice to Investors

As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA Global Growth Fund (the “Fund”), and Kishore Rao is added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

> Hrishikesh Gupta, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Gupta has served as a Portfolio Manager of the fund since January 2021.

> Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Rao has served as a Portfolio Manager of the fund since June 2022.

> Robert L. Rohn, Portfolio Manager and co-founder of SGA. Mr. Rohn has served as a Portfolio Manager of the fund and its predecessor funds since inception in December 2010.

The row for the Fund in the table under “SGA” on page 106 of the Fund’s statutory prospectus is hereby replaced with the following:

Virtus SGA Global Growth Fund	Hrishikesh Gupta (since January 2021) Kishore Rao (since June 2022) Robert L. Rohn (since the Predecessor Fund’s inception in December 2010)

In the narrative under the referenced table with respect to the SGA portfolio managers, the biography of Mr. Marchand is hereby removed.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019 SGA Global Growth PM Change (6/2022)

Virtus SGA Global Growth Fund,

a series of Virtus Equity Trust

Supplement dated June 30, 2022, to the Statement of Additional Information (“SAI”)

dated January 28, 2022, as supplemented

Important Notice to Investors

As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA Global Growth Fund (the “Fund”), and Kishore Rao is added as a portfolio manager of the Fund.

The disclosure in the table under “Portfolio Managers” on page 98 of the SAI is hereby amended by substituting Mr. Rao for Mr. Marchand in the row for the Fund and deleting the associated footnote.

The disclosure in the “Other Accounts Managed (no Performance-Based Fees)” table on page 99 of the SAI is hereby amended by removing the reference to Mr. Marchand. In addition, the row showing the information for Mr. Rao is hereby amended to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kishore Rao**	10	$9.57 billion	12	$1.90 billion	42	$1.31 billion

**As of May 31, 2022.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” on page 99 of the SAI is hereby amended by removing the reference to Mr. Marchand. In addition, the row showing the information for Mr. Rao is hereby amended to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kishore Rao**	0	N/A	0	N/A	1	$82.8 million

**As of May 31, 2022.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 101 of the SAI is hereby amended by removing the reference to Mr. Marchand. In addition, the row showing the information for Mr. Rao is hereby amended to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Value of Financial Exposure Through Similar Strategies	Dollar Value of Financial Exposure Through Similar Strategies
Kishore Rao**	Global Growth Fund	$100,001-$500,000	$500,001-$1,000,000
	EM Growth Fund	Over $1,000,000	Over $1,000,000
	New Leaders Growth Fund	$100,001-$500,000	$100,001-$500,000

** As of May 31, 2022. Mr. Rao became Portfolio Manager of the Global Growth Fund effective June 30, 2022.

Investors should retain this supplement with the SAI for future reference.

VET 8019B SGA Global Growth PM Change (6/2022)